Risk Information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
No later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	84.00%	83.00%
Later than one year and not later than three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	16.00%	17.00%
Later than three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	0.00%	0.00%